ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

-AllianceBernstein Large Cap Growth Portfolio

-AllianceBernstein International Growth Portfolio

-AllianceBernstein Real Estate Investment Portfolio

Supplement dated February 16, 2012 to the Prospectuses and Summary Prospectuses dated May 2, 2011 for AllianceBernstein Variable Products Series Fund, Inc. (the “Prospectuses”), offering Class A and Class B shares of the AllianceBernstein Large Cap Growth Portfolio, AllianceBernstein International Growth Portfolio and AllianceBernstein Real Estate Investment Portfolio (the “Portfolios”).

The Portfolios listed above are hereinafter referred to as a “Portfolio” or collectively, the “Portfolios”.

*        *        *         *        *

The following chart for each Portfolio replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectuses for that Portfolio and reflects those persons responsible for day-to-day management of the Portfolio’s portfolio.

AllianceBernstein Large Cap Growth Portfolio

Employee	Length of Service	Title
Frank V. Caruso	Since 2012	Senior Vice President of the Adviser
Vincent C. DuPont	Since 2012	Senior Vice President of the Adviser
John H. Fogarty	Since 2012	Senior Vice President of the Adviser

AllianceBernstein International Growth Portfolio

Employee	Length of Service	Title
Robert Alster	Since 2011	Senior Vice President of the Adviser
William A. Johnston	Since 2011	Senior Vice President of the Adviser
Daniel C. Roarty	Since 2012	Senior Vice President of the Adviser
Tassos Stassopoulos	Since 2011	Senior Vice President of the Adviser
Christopher M. Toub	Since 2005	Senior Vice President of the Adviser

AllianceBernstein Real Estate Investment Portfolio

Employee	Length of Service	Title
Eric J. Franco	Since 2012	Senior Vice President of the Adviser

*        *        *         *        *

The following chart for each Portfolio replaces the chart under the heading “Management of the Portfolios — Portfolio Managers” in the Prospectuses with respect to the Portfolios.

AllianceBernstein Large Cap Growth Portfolio

Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
Frank V. Caruso; since 2012; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2007.

Vincent C. DuPont; since 2012; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2007.

John H. Fogarty; since 2012; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2007.

AllianceBernstein International Growth Portfolio

Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
Robert Alster; since 2011; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2007.

William A. Johnston, since 2011; Senior Vice President of the Adviser	Senior Vice President of AllianceBernstein Limited and a Senior Vice President of the Adviser, with which he has been associated since prior to 2007.

Daniel C. Roarty; since 2012; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since May 2011, and Technology Sector Head. Prior thereto, he was in research and portfolio management at Nuveen Investments since prior to 2007.

Tassos Stassopoulos; since 2011; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since November 2007. Prior thereto, he was a Managing Director at Credit Suisse since prior to 2007.

Christopher M. Toub; since 2005; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2007.

AllianceBernstein Real Estate Investment Portfolio

Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
Eric J. Franco; since 2012; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2007.

This Supplement should be read in conjunction with the Prospectuses for the Portfolios.

You should retain this Supplement with your Prospectuses for future reference.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

3